Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of the fair value of identifiable assets acquired and liabilities assumed
The following table summarizes the preliminary allocation of the purchase consideration to the fair value of the assets acquired and liabilities assumed (in thousands):

Cash and cash equivalents	$12,155
Accounts receivable and other current assets	21,840
Intangible assets
Customer Relationships—estimated useful life of 12 years	155,000
Developed Technology—estimated useful life of 6 years	77,000
Tradename—estimated useful life of 5 years	8,000
Goodwill	776,147
Operating lease right-of-use assets	8,130
Property and equipment, net	1,897
Finance lease right-of-use assets	43,156
Other assets	3,191
Accounts payable, accrued liabilities and other current liabilities	(15,540)
Deferred revenue	(5,600)
Operating lease liabilities	(8,130)
Finance lease liabilities	(43,156)
Deferred income tax liability	(66,273)

Total purchase consideration	$967,817

The following table summarizes the fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash	$1,043
Accounts receivable and other current assets	1,457
Intangible assets
Apps—estimated useful life of 5 years	17,040
Tradename—estimated useful life of 5 years	260
Developed Technology—estimated useful life of 2 years	590
Property, equipment and other tangible asset s	369
Goodwill	9,805
Accounts payable, accrued liabilities and other liabilities	(4,935)

Total purchase consideration	$25,629

The following table summarizes the fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash	$2,787
Accounts receivable, net	1,850
Intangible assets
Apps—estimated useful life of 5 years	44,000
Tradename—estimated useful life of 5 years	900
Goodwill	20,198
Other tangible assets	131
Accounts payable	(2,492)
Other liabilities	(11,142)

Total valuation	56,232

Redeemable noncontrolling interes t	(2,556)

Total purchase consideration	$53,676

The following table summarizes the fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash	$37,767
Accounts receivable and other current assets	27,284
Intangible assets
Tradename—estimated useful life of 10 years	13,000
Apps—estimated useful life of 3—5 years	272,000
Intellectual property license—useful life of 2 years	28,551
Goodwill	82,353
Right-of-use assets under operating leases	125,639
Property, equipment and other tangible assets	42,312
Accounts payable, accrued liabilities and other liabilitie s	(81,591)
Deferred revenue	(43,200)
License obligation	(35,685)
Operating lease liabilities	(139,875)

Total purchase consideration	$328,555

The following table summarizes the allocation of the purchase price and the identifiable assets acquired as of the amendment date (in thousands):

Cash	$714
Accounts receivable	6,398
Prepaid expenses and other current assets	121
Intangible assets:
Tradename—estimated useful life of 5 years	230
Games—estimated useful life of 3 years	10,220
User install base—estimated useful life of 3 months	400
Goodwill	61,790
Property and equipment	42
Other assets	17
Accounts payable	(2,947)
Accrued expenses	(3,049)

Total purchase price	$73,936

Contingent consideration	(52,429)

Cash consideration	$21,507

The following table summarizes the allocation of the purchase price and the identifiable assets acquired as of the closing date (in thousands):

Cash	$1,093
Accounts receivable	52
Prepaid expenses and other current assets	11
Intangible assets:
Developed technology—estimated useful life of 3 years	3,200
Goodwill	30,038
Property and equipment	32
Other assets	334
Accounts payable	(2,124)
Other current liabilities	(1)

Total purchase price	$32,635

Issuance of common stock	(735)

Cash consideration	$31,900

The following table summarizes the fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash	$1,043
Accounts receivable and other current assets	1,457
Intangible assets
Apps—estimated useful life of 5 years	17,040
Tradename—estimated useful life of 5 years	260
Developed Technology—estimated useful life of 2 years	590
Property, equipment and other tangible assets	369
Goodwill	9,805
Accounts payable, accrued liabilities and other liabilities	(4,935)

Total purchase consideration	$25,629

The following table summarizes the fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash	$2,787
Accounts receivable, net	1,850
Intangible Assets
Apps—estimated useful life of 5 years	44,000
Tradename—estimated useful life of 5 years	900
Goodwill	20,198
Other tangible assets	131
Accounts payable	(2,492)
Other liabilitie s	(11,142)

Total valuation	56,232

Redeemable noncontrolling interest	(2,556)

Total purchase consideration	$53,676

The following table summarizes the fair value of identifiable assets acquired and liabilities assumed (in thousands):

Cash	$37,767
Accounts receivable and other current assets	27,284
Intangible assets
Tradename—estimated useful life of 10 years	13,000
Apps—estimated useful life of 3—5 years	272,000
IP license—useful life of 2 years	28,551
Goodwill	82,353
Right-of-use assets under operating leases	125,639
Property, equipment and other tangible assets	42,312
Accounts payable, accrued liabilities and other liabilitie s	(81,591)
Deferred revenue	(43,200)
License obligations	(35,685)
Operating lease liabilities	(139,875)

Total purchase consideration	$328,555

Supplemental Pro Forma Information
The unaudited supplemental pro forma information below presents the combined historical results of operations of the Company, Machine Zone and Adjust for each of the periods presented as if Adjust had been acquired as of January 1, 2020 and Machine Zone had been acquired as of January 1, 2019 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Revenue	$429,062	$727,633	$1,156,144	$2,034,908
Net income (loss)	(102,917)	(51)	(230,779)	3,963
The unaudited supplemental pro forma information above include the following adjustments to net income (loss) in the appropriate pro forma periods (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
An (increase) in amortization expense related to the fair value of acquired identifiable intangible assets, net of the amortization expense already reflected in actual historical result s	$(5,934)	$—	$(42,058)	$(7,325)
A net increase in revenue related to fair value adjustment	22,542	682	31,584	1,219
A decrease (increase) in expenses related to transaction expenses	—	—	(2,617)	14,115
An decrease (increase) in interest expense related to new debt financing, net of interest expense related to pre-existing debt settled as part of the acquisitions	(2,652)	—	97,107	(2,640)
A (decrease) in other income—liability classified warrants	—	—	(1,730)	—
An (increase) in tax provision	(3,201)	(156)	(18,877)	(1,232)

The following table includes unaudited pro forma results (in thousands, except per share data):

	Year Ended December 31,
	2019	2020
Revenue	$1,332,476	$1,625,476
Net (loss)	(105,353)	(179,415)
Net (loss) per share — basic and diluted	$(0.50)	$(0.83)